Stockholders’ Equity (Details Narrative) - USD ($)														1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 11, 2023	Jun. 28, 2023	Mar. 27, 2023	Mar. 23, 2023	Feb. 17, 2023	Feb. 03, 2023	Jan. 01, 2022	Oct. 02, 2021	Nov. 05, 2020	Oct. 22, 2020	May 21, 2020	Feb. 19, 2020	Dec. 16, 2019	Feb. 28, 2023	Jan. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Reverse stock split									5-for-8
Common stock, shares authorized																6,250,000			6,250,000	6,250,000
Reverse stock splits, shares issued									133
Proceeds from sale of shares																			$ 1,500,000
Common stock issued for services																$ 149,900	$ 66,850		$ 123,211	$ 804,124
Number of shares vested																			1,783
Stock based compensation																			$ 266,611
Proceeds from the sale of common stock, net of offering costs																$ 2,708,642	315,000		$ 289,800	3,650,697
Purchase of shares of common stock description						(i) in a minimum amount of not less than $25,000 and (ii) in a maximum amount of up to the lesser of (a) $750,000 or (b) 200% of the Company’s average daily trading value of the Common Stock.
Number of common stock upon exercise of options																297
Additional gross proceeds from warrants exercises																				123,562
Proceeds from registered direct offering																			800,000
Proceeds from options exercised																$ 2,376
Proceeds from the sale of common stock, net of fees and expenses																$ 2,708,642	$ 315,000		$ 289,800
February Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares						14,881
Proceeds from the sale of common stock, net of fees and expenses, shares						7,500
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant strike price						$ 15.00
Common stock issued for services, shares																13,000	1,075		3,063	11,888
Common stock issued for services																$ 1				$ 1
Number of shares granted to employees																			5,317
Shares vesting percentage																		50.00%	50.00%
Proceeds from the sale of common stock, net of fees and expenses, shares							4,731									69,000	4,731		4,731	62,037
Proceeds from the sale of common stock, net of offering costs															$ 289,800
Number of common stock upon exercise of options																297				3,872
Proceeds from the sale of common stock, net of fees and expenses																$ 7				$ 6
2019 Stock Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares granted to employees															35,787						36,498
Equity Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of shares						$ 10,000,000.0
Proceeds from the sale of common stock, net of fees and expenses, shares														7,500
Proceeds from the sale of common stock, net of fees and expenses														$ 93,000
March Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering			$ 3,000,000
Warrants to purchase shares				115,000
Warrant strike price				$ 0.20
Proceeds from the sale of common stock, net of fees and expenses, shares				69,000
Number of common stock upon exercise of options				276,000
Exercise price				$ 12.60
Additional gross proceeds from warrants exercises				$ 3,500,000
February Debentures [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from the sale of common stock, net of fees and expenses, shares														4,167
Proceeds from registered direct offering						$ 383,879
Proceeds from the sale of common stock, net of fees and expenses														$ 56,313
Registered Direct Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from the sale of common stock, net of offering costs			$ 2,700,000
Proceeds from registered direct offering					$ 383,879
Registered Direct Offering [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from the sale of common stock, net of fees and expenses, shares			69,000
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Reverse stock split		On June 28, 2023, the Company’s board of directors approved a reverse stock split of the Company’s common stock at a ratio of 1-for-20 and also approved a proportionate decrease in its authorized common stock to 6,250,000 shares from 125,000,000. On July 26, 2023, the Company filed a certificate of change (with an effective date of July 28, 2023) with the Nevada Secretary of State pursuant to Nevada Revised Statutes 78.209 to effectuate a 1-for-20 reverse stock split of its outstanding common stock. On July 27, 2023, the Company received notice from Nasdaq that the reverse split would take effect at the open of business on July 28, 2023, and the reverse stock split took effect on that date.
Proceeds from the sale of common stock, net of fees and expenses, shares	16,250															9,287
Proceeds from the sale of common stock, net of fees and expenses	$ 6,250,000
Subsequent Event [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant strike price					$ 15.00
Subsequent Event [Member] | March Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering			$ 3,000,000
Warrants to purchase shares				115,000
Warrant strike price				$ 0.20
Proceeds from the sale of common stock, net of fees and expenses, shares				69,000
Number of common stock upon exercise of options				276,000
Exercise price				$ 12.60
Board of Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Reverse stock split										5-for-8	1-for-20	1-for-20	1-for-5 and 1-for-25
Common stock, shares authorized										200,000,000									125,000,000
Investors [Member] | IPO [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction								62,037
Proceeds from sale of shares								$ 4,044,803
Sale of stock, price per share								$ 65.20
Proceeds from issuance initial public offering								$ 3,650,000
Amount of fee received								$ 323,584
Warrants to purchase shares								1,862
Warrant strike price								$ 78.24
Director [Member] | 2019 Stock Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued for services, shares																			2,577
Common stock issued for services																			$ 218,196
Consultant [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued for services, shares																			750
Common stock issued for services																			$ 27,360
Consultant [Member] | 2019 Stock Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued for services, shares																5,500			2,313
Common stock issued for services																$ 56,900			$ 95,851
Employees And Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock upon exercise of options																297
Employees And Directors [Member] | 2019 Stock Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued for services, shares																3,490
Common stock issued for services																$ 46,503